Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 5,805,487	$ 5,463,793
Less: accumulated depreciation	(1,581,514)	(1,083,402)
Property and equipment, net	4,223,973	4,380,391
Buildings and improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	5,339,387	4,995,614
Motor Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	340,368	341,886
Office and electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, at cost	$ 125,732	$ 126,293